Quarterly Holdings Report
for
Fidelity® SAI Convertible Arbitrage Fund
October 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SCA-NPRT3-1225
1.9909701.102
Common Stocks - 19.0%
	Shares	Value ($)
UNITED STATES - 19.0%
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.6%
Costco Wholesale Corp	6,000	5,468,700
Financials - 5.7%
Banks - 3.8%
Citigroup Inc	325,000	32,899,750
Capital Markets - 0.8%
Morgan Stanley	41,700	6,838,800
Financial Services - 1.1%
Mastercard Inc Class A	17,600	9,715,024
TOTAL FINANCIALS		49,453,574

Health Care - 0.8%
Biotechnology - 0.8%
AbbVie Inc	32,000	6,977,280
Information Technology - 11.9%
Semiconductors & Semiconductor Equipment - 7.1%
Broadcom Inc	75,000	27,722,250
NVIDIA Corp	160,000	32,398,400
		60,120,650
Software - 2.2%
Microsoft Corp	24,000	12,427,440
Oracle Corp	25,900	6,801,599
		19,229,039
Technology Hardware, Storage & Peripherals - 2.6%
Apple Inc	84,000	22,711,080
TOTAL INFORMATION TECHNOLOGY		102,060,769

TOTAL UNITED STATES		163,960,323
TOTAL COMMON STOCKS (Cost $125,648,717)		163,960,323

Convertible Corporate Bonds - 41.9%
	Principal Amount (a)	Value ($)
CANADA - 1.3%
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Denison Mines Corp 4.25% 9/15/2031 (b)	7,500,000	10,816,920
NETHERLANDS - 0.4%
Information Technology - 0.4%
Software - 0.4%
Nebius Group NV 2.75% 9/15/2032 (b)	2,800,000	3,564,400
UNITED STATES - 40.2%
Communication Services - 2.6%
Interactive Media & Services - 0.6%
fuboTV Inc 3.25% 2/15/2026	5,670,000	5,613,300
Media - 2.0%
Cable One Inc 0% 3/15/2026 (c)	14,921,000	14,533,054
DISH Network Corp 0% 12/15/2025 (c)	2,600,000	2,548,000
		17,081,054
TOTAL COMMUNICATION SERVICES		22,694,354

Consumer Discretionary - 8.2%
Hotels, Restaurants & Leisure - 6.2%
Airbnb Inc 0% 3/15/2026 (c)	21,500,000	21,123,750
Cheesecake Factory Inc/The 2% 3/15/2030 (b)	11,861,000	11,659,363
Cracker Barrel Old Country Store Inc 1.75% 9/15/2030 (b)	4,225,000	3,447,600
Expedia Group Inc 0% 2/15/2026 (c)	7,500,000	7,590,000
Marriott Vacations Worldwide Corp 0% 1/15/2026 (c)	10,000,000	9,880,000
		53,700,713
Leisure Products - 2.0%
Peloton Interactive Inc 0% 2/15/2026 (d)	17,700,000	17,301,750
TOTAL CONSUMER DISCRETIONARY		71,002,463

Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Northern Oil & Gas Inc 3.625% 4/15/2029 (b)	2,500,000	2,422,500
Financials - 3.5%
Capital Markets - 1.3%
Coinbase Global Inc 0% 10/1/2032 (b)(c)	9,500,000	10,587,750
Galaxy Digital Holdings LP 3% 12/15/2026 (b)	500,000	644,900
		11,232,650
Consumer Finance - 0.9%
Upstart Holdings Inc 0% 2/15/2032 (b)(c)	10,000,000	8,505,000
Financial Services - 1.3%
Euronet Worldwide Inc 0.625% 10/1/2030 (b)	12,020,000	10,908,150
TOTAL FINANCIALS		30,645,800

Health Care - 2.5%
Biotechnology - 0.5%
Cytokinetics Inc 1.75% 10/1/2031 (b)	3,920,000	4,855,312
Health Care Equipment & Supplies - 1.2%
Lantheus Holdings Inc 2.625% 12/15/2027	9,500,000	10,526,000
Health Care Technology - 0.8%
Evolent Health Inc 4.5% 8/15/2031 (b)	7,200,000	6,592,194
TOTAL HEALTH CARE		21,973,506

Industrials - 11.7%
Aerospace & Defense - 0.6%
Axon Enterprise Inc 0.5% 12/15/2027	1,500,000	4,798,500
Commercial Services & Supplies - 2.3%
Pitney Bowes Inc 1.5% 8/15/2030 (b)	17,500,000	16,852,500
Tetra Tech Inc 2.25% 8/15/2028	3,000,000	3,186,900
		20,039,400
Construction & Engineering - 5.6%
Granite Construction Inc 3.25% 6/15/2030	6,000,000	8,742,000
Granite Construction Inc 3.75% 5/15/2028	17,140,000	38,873,521
		47,615,521
Electrical Equipment - 2.3%
Enovix Corp 4.75% 9/15/2030 (b)	15,000,000	20,175,000
Professional Services - 0.9%
Fiverr International Ltd 0% 11/1/2025 (c)	8,000,000	7,989,976
TOTAL INDUSTRIALS		100,618,397

Information Technology - 9.6%
Electronic Equipment, Instruments & Components - 0.6%
Advanced Energy Industries Inc 2.5% 9/15/2028	3,500,000	5,587,050
IT Services - 1.6%
DigitalOcean Holdings Inc 0% 12/1/2026 (c)	15,000,000	14,182,500
Semiconductors & Semiconductor Equipment - 2.6%
MACOM Technology Solutions Holdings Inc 0.25% 3/15/2026	12,100,000	21,798,150
Software - 4.8%
BlackLine Inc 1% 6/1/2029	5,000,000	5,363,000
Box Inc 1.5% 9/15/2029	3,000,000	3,024,000
Core Scientific Inc 3% 9/1/2029 (b)	6,880,000	14,633,760
RingCentral Inc 0% 3/15/2026 (d)	6,000,000	5,860,800
Uber Technologies Inc 0% 5/15/2028 (b)(c)	6,500,000	6,854,250
Unity Software Inc 0% 11/15/2026 (c)	5,172,000	4,923,744
		40,659,554
TOTAL INFORMATION TECHNOLOGY		82,227,254

Utilities - 1.8%
Electric Utilities - 0.6%
Southern Co/The 3.25% 6/15/2028 (b)	4,950,000	5,036,625
Independent Power and Renewable Electricity Producers - 1.2%
XPLR Infrastructure LP 0% 11/15/2025 (b)(d)	2,000,000	1,995,000
XPLR Infrastructure LP 2.5% 6/15/2026 (b)	8,750,000	8,575,000
		10,570,000
TOTAL UTILITIES		15,606,625

TOTAL UNITED STATES		347,190,899
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $339,879,354)		361,572,219

Domestic Equity Funds - 4.2%
	Shares	Value ($)
Financial Select Sector SPDR ETF	438,300	22,953,771
iShares Core S&P 500 ETF	20,700	14,184,261
TOTAL DOMESTIC EQUITY FUNDS (Cost $33,589,856)		37,138,032

U.S. Treasury Obligations - 28.3%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/8/2026 (f)	3.88	75,000,000	74,479,906
US Treasury Bills 0% 11/4/2025 (f)	4.29	85,000,000	84,990,977
US Treasury Bills 0% 12/9/2025 (f)(g)	4.11	85,000,000	84,672,300
TOTAL U.S. TREASURY OBLIGATIONS (Cost $244,061,489)			244,143,183

Money Market Funds - 6.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $57,607,981)	4.18	57,596,462	57,607,981

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $800,787,397)	864,421,738
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(538,364)
NET ASSETS - 100.0%	863,883,374

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Sold

Interest Rate Contracts
CBOT 2Y US Treasury Notes Contracts (United States)	705	12/31/2025	146,843,789	(67,308)	(67,308)
CBOT 5Y US Treasury Notes Contracts (United States)	651	12/31/2025	71,131,922	(199,470)	(199,470)

TOTAL FUTURES CONTRACTS					(266,778)
The notional amount of futures sold as a percentage of Net Assets is 25.2%

Total Return Swaps

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives the total return on a portfolio of long and short positions and pays or receives the U.S. SOFR Index ranging from 4.04% to 4.27% plus or minus a specified spread ranging from (0.5)% to 0.55% , which is denominated in U.S. dollars based on the local currencies of the positions within the swap	Bank of Montreal	Oct 2026	1,823,980,128	491,711	(269,858)	221,853

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount (a)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Common Stocks
UNITED STATES -0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
GameStop Corp warrants 10/30/2026 (1)				24,047	72,141	0
TOTAL CONSUMER DISCRETIONARY					72,141	0
TOTAL UNITED STATES					72,141	0
Convertible Corporate Bonds
UNITED STATES -7972.6%
Communication Services - (1432.5)%
Entertainment - (1352.2)%
Liberty Media Corp-Liberty Formula One 2.25% 8/15/2027				161,500	20,742,656	(548,898)
Liberty Media Corp 2.375% 9/30/2053 (2)				152,500	22,923,451	(873,344)
Spotify USA Inc 0% 3/15/2026				225,000	29,013,750	(1,067,175)
Live Nation Entertainment Inc 3.125% 1/15/2029				100,000	15,177,750	(510,443)
					87,857,607	(2,999,860)
Interactive Media & Services - (72.0)%
Match Group Financeco 3 Inc 2% 1/15/2030 (2)				265,000	24,075,250	(111,159)
Snap Inc 0.5% 5/1/2030				100,000	8,650,278	(48,489)
					32,725,528	(159,648)
Media - (8.3)%
Cable One Inc 0% 3/15/2026				30,000	2,922,000	(18,453)
TOTAL COMMUNICATION SERVICES					123,505,135	(3,177,961)
Utilities - (201.7)%
Multi-Utilities - (200.9)%
WEC Energy Group Inc 4.375% 6/1/2029				125,000	15,362,153	(445,675)
Electric Utilities - (123.3)%
Southern Co/The 3.875% 12/15/2025				45,000	5,106,844	(273,538)
Gas Utilities - 122.5%
UGI Corp 5% 6/1/2028				90,000	11,711,800	271,720
TOTAL UTILITIES					32,180,797	(447,493)
Health Care - 134.2%
Biotechnology - 45.2%
Exact Sciences Corp 2% 3/1/2030 (2)				135,000	15,170,550	480,930
Mirum Pharmaceuticals Inc 4% 5/1/2029				20,000	4,769,444	(276,222)
Halozyme Therapeutics Inc 1% 8/15/2028				60,000	7,882,000	(104,417)
					27,821,994	100,291
Health Care Equipment & Supplies - 7.8%
Dexcom Inc 0.25% 11/15/2025				75,000	7,491,500	17,385
Pharmaceuticals - 81.2%
BofA Finance LLC 0.6% 5/25/2027				235,000	23,362,133	25,270
Jazz Investments I Ltd 2% 6/15/2026				52,500	5,668,250	(38,039)
Ligand Pharmaceuticals Inc 0.75% 10/1/2030 (2)				110,400	12,951,952	192,789
					41,982,335	180,020
TOTAL HEALTH CARE					77,295,829	297,696
Energy - (2759.1)%
Oil, Gas & Consumable Fuels - (2759.1)%
Peabody Energy Corp 3.25% 3/1/2028				25,000	3,885,243	(659,288)
Centrus Energy Corp 2.25% 11/1/2030 (2)				32,500	12,513,556	(2,078,009)
Centrus Energy Corp 0% 8/15/2032 (2)				230,000	40,859,500	(3,280,735)
Green Plains Inc 2.25% 3/15/2027				50,000	4,805,000	(103,108)
					62,063,299	(6,121,140)
TOTAL ENERGY					62,063,299	(6,121,140)
Consumer Staples - (116.0)%
Consumer Staples Distribution & Retail - 2.8%
Chefs' Warehouse Inc/The 2.375% 12/15/2028				110,000	16,305,346	6,287
Food Products - (118.8)%
Freshpet Inc 3% 4/1/2028				140,000	15,262,333	(263,527)
TOTAL CONSUMER STAPLES					31,567,679	(257,240)
Real Estate - 604.1%
Health Care REITs - 604.1%
Ventas Realty LP 3.75% 6/1/2026				65,000	8,890,917	568,885
Welltower OP LLC 2.75% 5/15/2028 (2)				90,000	17,256,000	771,468
					26,146,917	1,340,353
TOTAL REAL ESTATE					26,146,917	1,340,353
Materials - (4525.7)%
Metals & Mining - (4525.7)%
Century Aluminum Co 2.75% 5/1/2028				37,500	6,152,448	(514,318)
MP Materials Corp 3% 3/1/2030 (2)				81,000	24,532,200	(9,526,353)
					30,684,648	(10,040,671)
TOTAL MATERIALS					30,684,648	(10,040,671)
Financials - (2039.3)%
Capital Markets - (1899.7)%
Galaxy Digital Holdings LP 0.5% 5/1/2031 (2)				225,000	22,186,250	(1,150,750)
Coinbase Global Inc 0.25% 4/1/2030				100,000	12,732,222	160,181
Galaxy Digital Holdings LP 2.5% 12/1/2029 (2)				37,500	6,563,229	(794,094)
Galaxy Digital Holdings LP 3% 12/15/2026 (2)				250,000	32,532,500	(2,430,000)
					74,014,201	(4,214,663)
Financial Services - (139.6)%
Global Payments Inc 1.5% 3/1/2031				115,000	10,402,708	(309,603)
TOTAL FINANCIALS					84,416,909	(4,524,266)
Industrials - 77.7%
Commercial Services & Supplies - 5.3%
Tetra Tech Inc 2.25% 8/15/2028				153,000	16,327,778	11,743
Ground Transportation - 276.3%
Uber Technologies Inc 0.875% 12/1/2028				165,000	24,084,958	355,793
Lyft Inc 0.625% 3/1/2029				200,000	24,781,528	257,103
					48,866,486	612,896
Construction & Engineering - (208.2)%
Fluor Corp 1.125% 8/15/2029				185,000	23,854,594	(461,922)
Machinery - 4.3%
JBT Marel Corp 0.25% 5/15/2026				71,000	7,086,983	9,479
TOTAL INDUSTRIALS					96,135,841	172,196
Consumer Discretionary - (686.2)%
Hotels, Restaurants & Leisure - (708.1)%
Cracker Barrel Old Country Store Inc 1.75% 9/15/2030 (2)				125,000	10,285,069	(948,095)
DraftKings Holdings Inc 0% 3/15/2028				217,500	19,346,625	(158,123)
DoorDash Inc 0% 5/15/2030 (2)				100,000	11,040,000	(374,200)
Airbnb Inc 0% 3/15/2026				75,000	7,368,750	25,718
Marriott Vacations Worldwide Corp 3.25% 12/15/2027				125,000	12,018,229	(116,341)
					60,058,673	(1,571,041)
Specialty Retail - (311.7)%
Burlington Stores Inc 1.25% 12/15/2027				95,000	13,611,521	(155,322)
GameStop Corp 0% 4/1/2030 (2)				235,000	24,169,750	(536,270)
					37,781,271	(691,592)
Broadline Retail - 5.6%
Etsy Inc 0.125% 9/1/2027				55,000	5,079,250	12,375
Automobiles - 328.0%
Ford Motor Co 0% 3/15/2026				215,000	22,499,750	727,775
TOTAL CONSUMER DISCRETIONARY					125,418,944	(1,522,483)
Information Technology - 18917.1%
Semiconductors & Semiconductor Equipment - (1.5)%
Penguin Solutions Inc 2% 8/15/2030				82,500	9,090,125	21,404
Microchip Technology Inc 0.75% 6/1/2030				90,000	8,785,500	5,753
ON Semiconductor Corp 0% 5/1/2027				120,000	13,890,000	(30,480)
					31,765,625	(3,323)
Electronic Equipment, Instruments & Components - (339.2)%
Itron Inc 1.375% 7/15/2030				45,000	4,653,563	(752,564)
Software - 185.2%
Commvault Systems Inc 0% 9/15/2030 (2)				45,000	4,099,500	(338,063)
BlackLine Inc 1% 6/1/2029				100,000	10,768,222	638,333
Vertex Inc 0.75% 5/1/2029				47,200	4,696,597	(118,216)
CyberArk Software Ltd 0% 6/15/2030 (2)				115,000	13,409,000	329,989
Box Inc 1.5% 9/15/2029				95,000	9,595,000	(70,411)
Progress Software Corp 1% 4/15/2026				55,000	5,458,750	(30,606)
					48,027,069	411,026
Communications Equipment - 3348.0%
Lumentum Holdings Inc 1.5% 12/15/2029				122,920	36,393,539	7,427,912
IT Services - 2383.0%
Okta Inc 0.375% 6/15/2026				96,500	9,393,672	(3,684)
Akamai Technologies Inc 1.125% 2/15/2029				320,000	30,302,000	334,504
Snowflake Inc 0% 10/1/2029				275,000	50,668,750	4,757,720
Akamai Technologies Inc 0.375% 9/1/2027				200,000	19,252,917	198,382
					109,617,339	5,286,922
Technology Hardware, Storage & Peripherals - 13341.6%
Seagate HDD Cayman 3.5% 6/1/2028				150,000	47,047,917	6,557,292
Western Digital Corp 3% 11/15/2028				290,000	116,551,000	23,042,143
					163,598,917	29,599,435
TOTAL INFORMATION TECHNOLOGY					394,056,052	41,969,408
TOTAL UNITED STATES					1,083,472,050	17,688,399
CHINA -46.2%
Consumer Discretionary - 46.2%
Broadline Retail - 46.2%
Alibaba Group Holding Ltd 0% 9/15/2032 (3)				100,000	11,240,000	102,500
TOTAL CONSUMER DISCRETIONARY					11,240,000	102,500
TOTAL CHINA					11,240,000	102,500
NETHERLANDS -28.0%
Information Technology - 28.0%
Software - 28.0%
Nebius Group NV 2.75% 9/15/2032 (2)				47,000	6,000,333	62,174
TOTAL INFORMATION TECHNOLOGY					6,000,333	62,174
TOTAL NETHERLANDS					6,000,333	62,174
INDIA -(237.7)%
Consumer Discretionary - (237.7)%
Hotels, Restaurants & Leisure - (237.7)%
MakeMyTrip Ltd 0% 2/15/2028				20,000	4,192,000	(527,420)
TOTAL CONSUMER DISCRETIONARY					4,192,000	(527,420)
TOTAL INDIA					4,192,000	(527,420)
DENMARK -(99.5)%
Health Care - (99.5)%
Biotechnology - (99.5)%
Ascendis Pharma A/S 2.25% 4/1/2028				75,000	10,305,000	(220,856)
TOTAL HEALTH CARE					10,305,000	(220,856)
TOTAL DENMARK					10,305,000	(220,856)
TOTAL CONVERTIBLE CORPORATE BONDS					1,115,209,383	17,104,797
TOTAL LONG					1,115,281,524	17,104,797

SHORT
Common Stocks
CANADA -(4.4)%
Energy - (4.4)%
Oil, Gas & Consumable Fuels - (4.4)%
Denison Mines Corp (1)				(150,000)	(475,500)	(9,750)
TOTAL ENERGY					(475,500)	(9,750)
TOTAL CANADA					(475,500)	(9,750)
UNITED STATES -(7636.7)%
Communication Services - 1055.5%
Entertainment - 1025.1%
Liberty Media Corp-Liberty Formula One Class C (1)				(132,559)	(13,236,016)	493,119
Live Nation Entertainment Inc (1)				(205,400)	(30,713,462)	1,170,780
Spotify Technology SA (1)				(38,200)	(25,033,224)	610,436
					(68,982,702)	2,274,335
Interactive Media & Services - 30.4%
Match Group Inc				(88,800)	(2,871,792)	42,504
Snap Inc Class A (1)				(224,900)	(1,754,220)	24,739
					(4,626,012)	67,243
TOTAL COMMUNICATION SERVICES					(73,608,714)	2,341,578
Utilities - 297.0%
Multi-Utilities - 220.1%
WEC Energy Group Inc				(88,000)	(9,832,240)	488,400
Electric Utilities - 174.1%
Southern Co/The				(68,000)	(6,394,720)	386,240
Gas Utilities - (97.2)%
UGI Corp				(247,800)	(8,283,954)	(215,586)
TOTAL UTILITIES					(24,510,914)	659,054
Health Care - (198.5)%
Biotechnology - (32.3)%
Exact Sciences Corp (1)				(90,000)	(5,822,100)	(369,900)
Mirum Pharmaceuticals Inc (1)				(56,800)	(4,126,520)	201,072
Halozyme Therapeutics Inc (1)				(83,000)	(5,410,770)	97,110
					(15,359,390)	(71,718)
Pharmaceuticals - (166.2)%
Merck & Co Inc				(75,000)	(6,448,500)	(140,250)
Jazz Pharmaceuticals PLC (1)				(10,000)	(1,376,400)	(18,400)
Ligand Pharmaceuticals Inc (1)				(39,600)	(7,575,876)	(210,036)
					(15,400,776)	(368,686)
TOTAL HEALTH CARE					(30,760,166)	(440,404)
Energy - 2638.8%
Oil, Gas & Consumable Fuels - 2638.8%
Peabody Energy Corp				(117,000)	(3,208,140)	644,670
Green Plains Inc (1)				(55,000)	(565,400)	84,700
Centrus Energy Corp Class A (1)				(120,500)	(44,278,930)	5,124,883
					(48,052,470)	5,854,253
TOTAL ENERGY					(48,052,470)	5,854,253
Consumer Staples - 126.6%
Consumer Staples Distribution & Retail - 13.7%
Chefs' Warehouse Inc/The (1)				(202,400)	(11,941,600)	30,360
Food Products - 112.9%
Freshpet Inc (1)				(107,000)	(5,265,470)	250,380
TOTAL CONSUMER STAPLES					(17,207,070)	280,740
Real Estate - (576.7)%
Health Care REITs - (576.7)%
Ventas Inc				(99,900)	(7,371,621)	(489,510)
Welltower Inc				(90,800)	(16,438,432)	(789,960)
					(23,810,053)	(1,279,470)
TOTAL REAL ESTATE					(23,810,053)	(1,279,470)
Financials - 1396.8%
Capital Markets - 1262.4%
Coinbase Global Inc Class A (1)				(23,700)	(8,147,586)	(177,276)
Galaxy Digital Inc Class A				(560,504)	(19,623,245)	2,978,091
					(27,770,831)	2,800,815
Financial Services - 134.4%
Global Payments Inc				(29,300)	(2,278,368)	298,274
TOTAL FINANCIALS					(30,049,199)	3,099,089
Materials - 4586.8%
Metals & Mining - 4586.8%
MP Materials Corp (1)				(360,000)	(22,712,400)	9,633,600
Century Aluminum Co (1)				(180,000)	(5,331,600)	542,689
					(28,044,000)	10,176,289
TOTAL MATERIALS					(28,044,000)	10,176,289
Industrials - 572.0%
Commercial Services & Supplies - 555.4%
Pitney Bowes Inc				(785,700)	(7,762,716)	1,076,409
Tetra Tech Inc				(299,300)	(9,571,614)	155,636
					(17,334,330)	1,232,045
Ground Transportation - (287.6)%
Lyft Inc Class A (1)				(660,000)	(13,503,600)	(303,600)
Uber Technologies Inc (1)				(169,000)	(16,308,500)	(334,620)
					(29,812,100)	(638,220)
Construction & Engineering - 244.2%
Fluor Corp (1)				(281,571)	(13,732,218)	541,877
Machinery - 60.0%
JBT Marel Corp				(12,500)	(1,576,250)	133,125
TOTAL INDUSTRIALS					(62,454,898)	1,268,827
Consumer Discretionary - 920.7%
Hotels, Restaurants & Leisure - 907.8%
Cheesecake Factory Inc/The				(50,700)	(2,524,860)	234,234
Cracker Barrel Old Country Store Inc				(146,600)	(4,940,420)	1,056,986
Marriott Vacations Worldwide Corp				(8,000)	(527,840)	2,720
DraftKings Inc Class A (1)				(57,500)	(1,758,925)	282,325
DoorDash Inc Class A (1)				(24,000)	(6,104,880)	437,760
					(15,856,925)	2,014,025
Specialty Retail - 358.5%
GameStop Corp Class A (1)				(546,700)	(12,185,943)	595,903
Burlington Stores Inc (1)				(37,000)	(10,122,830)	199,430
					(22,308,773)	795,333
Broadline Retail - 11.8%
Etsy Inc (1)				(3,000)	(186,000)	26,100
Automobiles - (357.4)%
Ford Motor Co				(720,800)	(9,464,104)	(792,991)
TOTAL CONSUMER DISCRETIONARY					(47,815,802)	2,042,467
Information Technology - (18455.7)%
Semiconductors & Semiconductor Equipment - (592.4)%
Microchip Technology Inc				(22,000)	(1,373,240)	61,380
ON Semiconductor Corp (1)				(125,700)	(6,295,056)	35,196
Penguin Solutions Inc (1)				(212,100)	(4,723,467)	80,598
MACOM Technology Solutions Holdings Inc (1)				(132,000)	(19,553,160)	(1,491,600)
					(31,944,923)	(1,314,426)
Electronic Equipment, Instruments & Components - 364.2%
Itron Inc (1)				(24,200)	(2,427,986)	808,038
Software - (115.2)%
CyberArk Software Ltd (1)				(16,100)	(8,384,558)	(328,013)
BlackLine Inc (1)				(84,700)	(4,849,075)	(651,343)
Commvault Systems Inc (1)				(11,600)	(1,614,952)	354,496
Box Inc Class A (1)				(124,600)	(3,998,414)	79,744
Progress Software Corp (1)				(40,000)	(1,705,600)	126,600
Vertex Inc Class A (1)				(90,000)	(2,061,000)	162,900
					(22,613,599)	(255,616)
Communications Equipment - (3190.5)%
Lumentum Holdings Inc (1)				(167,000)	(33,660,520)	(7,078,425)
Technology Hardware, Storage & Peripherals - (12698.0)%
Western Digital Corp				(751,400)	(112,867,794)	(22,182,846)
Seagate Technology Holdings PLC				(171,400)	(43,857,832)	(5,988,559)
					(156,725,626)	(28,171,405)
IT Services - (2223.8)%
Snowflake Inc (1)				(148,400)	(40,792,192)	(4,723,572)
Akamai Technologies Inc (1)				(140,300)	(10,536,530)	(200,629)
Okta Inc Class A (1)				(3,000)	(274,590)	(9,540)
					(51,603,312)	(4,933,741)
TOTAL INFORMATION TECHNOLOGY					(298,975,966)	(40,945,575)
TOTAL UNITED STATES					(685,289,252)	(16,943,152)
CHINA -(65.8)%
Consumer Discretionary - (65.8)%
Broadline Retail - (65.8)%
Alibaba Group Holding Ltd ADR				(38,800)	(6,612,684)	(145,888)
TOTAL CONSUMER DISCRETIONARY					(6,612,684)	(145,888)
TOTAL CHINA					(6,612,684)	(145,888)
NETHERLANDS -(95.4)%
Information Technology - (95.4)%
Software - (95.4)%
Nebius Group NV Class A (1)				(42,400)	(5,546,768)	(211,576)
TOTAL INFORMATION TECHNOLOGY					(5,546,768)	(211,576)
TOTAL NETHERLANDS					(5,546,768)	(211,576)
INDIA -229.7%
Consumer Discretionary - 229.7%
Hotels, Restaurants & Leisure - 229.7%
MakeMyTrip Ltd (1)				(49,000)	(3,920,000)	509,600
TOTAL CONSUMER DISCRETIONARY					(3,920,000)	509,600
TOTAL INDIA					(3,920,000)	509,600
DENMARK -84.6%
Health Care - 84.6%
Biotechnology - 84.6%
Ascendis Pharma A/S ADR (1)				(34,000)	(6,854,400)	187,680
TOTAL HEALTH CARE					(6,854,400)	187,680
TOTAL DENMARK					(6,854,400)	187,680
TOTAL COMMON STOCKS					(708,698,604)	(16,613,086)
TOTAL SHORT					(708,698,604)	(16,613,086)

TOTAL SWAP COMPONENTS					406,582,920	491,711

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives the total return on a portfolio of long and short positions and pays or receives the U.S. SOFR Index ranging from 3.87% to 4.11% plus or minus a specified spread ranging from (0.88)% to 0.75% , which is denominated in U.S. dollars based on the local currencies of the positions within the swap	BNP Paribas SA	Oct 2026	1,252,588,872	(5,236,830)	1,780,103	(3,456,727)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount (a)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Convertible Corporate Bonds
CANADA -86.4%
Materials - 86.4%
Metals & Mining - 86.4%
B2Gold Corp 2.75% 2/1/2030 (2)				9,000,000	14,053,750	(2,987,341)
TOTAL MATERIALS					14,053,750	(2,987,341)
TOTAL CANADA					14,053,750	(2,987,341)
UNITED STATES -240.3%
Communication Services - (38.1)%
Entertainment - (39.9)%
Sphere Entertainment Co 3.5% 12/1/2028				8,000,000	16,566,222	1,378,914
Interactive Media & Services - 1.8%
Ziff Davis Inc 1.75% 11/1/2026				5,000,000	4,825,486	(62,324)
TOTAL COMMUNICATION SERVICES					21,391,708	1,316,590
Utilities - 10.9%
Electric Utilities - 10.9%
NextEra Energy Capital Holdings Inc 3% 3/1/2027				7,500,000	9,428,750	(375,511)
TOTAL UTILITIES					9,428,750	(375,511)
Health Care - 0.2%
Biotechnology - 61.8%
Mirum Pharmaceuticals Inc 4% 5/1/2029				9,800,000	23,370,278	(1,294,299)
Alnylam Pharmaceuticals Inc 1% 9/15/2027				15,818,000	26,041,701	(841,773)
					49,411,979	(2,136,072)
Health Care Equipment & Supplies - (51.4)%
TransMedics Group Inc 1.5% 6/1/2028				7,500,000	11,966,500	1,186,283
Merit Medical Systems Inc 3% 2/1/2029 (2)				10,960,000	13,285,347	591,762
					25,251,847	1,778,045
Life Sciences Tools & Services - (0.7)%
Repligen Corp 1% 12/15/2028				11,500,000	12,228,333	23,088
Pharmaceuticals - (9.5)%
Ligand Pharmaceuticals Inc 0.75% 10/1/2030 (2)				11,140,000	13,068,845	328,007
TOTAL HEALTH CARE					99,961,004	(6,932)
Energy - (4.8)%
Oil, Gas & Consumable Fuels - (4.8)%
Northern Oil & Gas Inc 3.625% 4/15/2029 (2)				15,000,000	14,562,188	91,079
World Kinect Corp 3.25% 7/1/2028				5,000,000	5,593,569	77,165
					20,155,757	168,244
TOTAL ENERGY					20,155,757	168,244
Consumer Staples - 23.1%
Personal Care Products - 19.5%
Oddity Finance LLC 0% 6/15/2030 (2)				17,250,000	15,223,125	(674,939)
Food Products - 3.6%
Freshpet Inc 3% 4/1/2028				6,000,000	6,541,000	(122,742)
TOTAL CONSUMER STAPLES					21,764,125	(797,681)
Financials - 161.3%
Capital Markets - 161.3%
Galaxy Digital Holdings LP 2.5% 12/1/2029 (2)				10,250,000	17,938,069	(2,724,142)
Galaxy Digital Holdings LP 3% 12/15/2026 (2)				20,000,000	26,026,000	(2,851,118)
					43,964,069	(5,575,260)
TOTAL FINANCIALS					43,964,069	(5,575,260)
Industrials - (63.7)%
Aerospace & Defense - (102.5)%
Axon Enterprise Inc 0.5% 12/15/2027				9,500,000	30,408,708	3,544,008
Ground Transportation - (1.2)%
Uber Technologies Inc 0.875% 12/1/2028				2,500,000	3,649,236	41,131
Construction & Engineering - 30.3%
Granite Construction Inc 3.25% 6/15/2030				25,500,000	37,471,187	(1,046,572)
Machinery - 9.7%
Greenbrier Cos Inc/The 2.875% 4/15/2028				23,250,000	24,166,922	(335,254)
TOTAL INDUSTRIALS					95,696,053	2,203,313
Consumer Discretionary - 281.8%
Hotels, Restaurants & Leisure - 1.0%
Expedia Group Inc 0% 2/15/2026				7,500,000	7,590,000	(34,371)
Specialty Retail - 0.4%
Guess? Inc 3.75% 4/15/2028				10,000,000	9,918,750	(14,369)
Diversified Consumer Services - 278.9%
Stride Inc 1.125% 9/1/2027				7,000,000	9,819,163	(9,641,284)
Automobiles - 1.5%
Rivian Automotive Inc 3.625% 10/15/2030				6,500,000	5,573,344	(50,429)
TOTAL CONSUMER DISCRETIONARY					32,901,257	(9,740,453)
Information Technology - (130.4)%
Electronic Equipment, Instruments & Components - (40.8)%
Advanced Energy Industries Inc 2.5% 9/15/2028				9,238,000	14,777,413	757,911
Vishay Intertechnology Inc 2.25% 9/15/2030				10,000,000	9,320,000	(22,210)
OSI Systems Inc 2.25% 8/1/2029				7,900,000	12,487,925	673,135
					36,585,338	1,408,836
Software - (7.6)%
Core Scientific Inc 3% 9/1/2029 (2)				5,070,000	10,810,085	834,021
BlackLine Inc 1% 6/1/2029				3,750,000	4,038,083	253,956
InterDigital Inc 3.5% 6/1/2027				13,472,000	63,349,086	(543,656)
Box Inc 1.5% 9/15/2029				4,500,000	4,545,000	(29,759)
Uber Technologies Inc 0% 5/15/2028 (2)				10,000,000	10,545,000	(237,758)
Nutanix Inc 0.25% 10/1/2027				13,250,000	17,724,819	423,108
Workiva Inc 1.125% 8/15/2026				1,000,000	1,176,038	(5,487)
Tyler Technologies Inc 0.25% 3/15/2026				11,617,000	12,091,361	(423,600)
					124,279,472	270,825
IT Services - (1.8)%
Akamai Technologies Inc 0.375% 9/1/2027				10,000,000	9,626,458	61,516
Technology Hardware, Storage & Peripherals - (80.2)%
Western Digital Corp 3% 11/15/2028				3,500,000	14,066,500	2,773,071
TOTAL INFORMATION TECHNOLOGY					184,557,768	4,514,248
TOTAL UNITED STATES					529,820,491	(8,293,442)
INDIA -24.3%
Consumer Discretionary - 24.3%
Hotels, Restaurants & Leisure - 24.3%
MakeMyTrip Ltd 0% 7/1/2030 (2)				15,500,000	14,921,850	(840,895)
TOTAL CONSUMER DISCRETIONARY					14,921,850	(840,895)
TOTAL INDIA					14,921,850	(840,895)
TOTAL CONVERTIBLE CORPORATE BONDS					558,796,091	(12,121,678)
TOTAL LONG					558,796,091	(12,121,678)

SHORT
Domestic Equity Funds
iShares Core S&P 500 ETF				(20,700)	(14,184,261)	(350,865)
Financial Select Sector SPDR ETF				(438,300)	(22,953,771)	381,321
TOTAL DOMESTIC EQUITY FUNDS					(37,138,032)	30,456
Common Stocks
CANADA -(90.3)%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Denison Mines Corp (1)				(2,200,000)	(6,974,000)	0
TOTAL ENERGY					(6,974,000)	0
Materials - (90.3)%
Metals & Mining - (90.3)%
B2Gold Corp				(2,439,700)	(10,710,283)	3,122,816
TOTAL MATERIALS					(10,710,283)	3,122,816
TOTAL CANADA					(17,684,283)	3,122,816
UNITED STATES -(63.5)%
Communication Services - 37.4%
Entertainment - 37.8%
Sphere Entertainment Co Class A (1)				(192,000)	(13,148,160)	(1,306,775)
Interactive Media & Services - (0.4)%
Ziff Davis Inc (1)				(5,000)	(169,500)	15,150
TOTAL COMMUNICATION SERVICES					(13,317,660)	(1,291,625)
Utilities - (11.1)%
Electric Utilities - (11.1)%
NextEra Energy Inc				(88,000)	(7,163,200)	382,675
TOTAL UTILITIES					(7,163,200)	382,675
Health Care - (3.7)%
Biotechnology - (56.5)%
AbbVie Inc				(32,000)	(6,977,280)	261,760
Mirum Pharmaceuticals Inc (1)				(284,700)	(20,683,455)	1,007,838
Cytokinetics Inc (1)				(43,000)	(2,734,370)	(33,970)
Alnylam Pharmaceuticals Inc (1)				(50,300)	(22,938,812)	715,769
					(53,333,917)	1,951,397
Health Care Equipment & Supplies - 57.0%
Merit Medical Systems Inc (1)				(98,000)	(8,578,920)	(692,860)
Lantheus Holdings Inc (1)				(60,000)	(3,461,400)	(70,200)
TransMedics Group Inc (1)				(64,000)	(8,418,560)	(1,211,520)
					(20,458,880)	(1,974,580)
Health Care Technology - (13.0)%
Evolent Health Inc Class A (1)				(383,100)	(2,555,277)	448,227
Life Sciences Tools & Services - (0.4)%
Repligen Corp (1)				(28,000)	(4,173,680)	12,880
Pharmaceuticals - 9.2%
Ligand Pharmaceuticals Inc (1)				(44,700)	(8,551,557)	(318,600)
TOTAL HEALTH CARE					(89,073,311)	119,324
Consumer Staples - (11.5)%
Consumer Staples Distribution & Retail - (7.6)%
Costco Wholesale Corp				(6,000)	(5,468,700)	261,240
Food Products - (3.9)%
Freshpet Inc (1)				(58,000)	(2,854,180)	135,720
TOTAL CONSUMER STAPLES					(8,322,880)	396,960
Energy - 5.0%
Oil, Gas & Consumable Fuels - 5.0%
Northern Oil & Gas Inc				(253,900)	(5,618,807)	(104,099)
World Kinect Corp				(102,000)	(2,636,700)	(69,360)
					(8,255,507)	(173,459)
TOTAL ENERGY					(8,255,507)	(173,459)
Financials - (156.1)%
Capital Markets - (138.3)%
Morgan Stanley				(41,700)	(6,838,800)	(56,295)
Coinbase Global Inc Class A (1)				(18,100)	(6,222,418)	(135,388)
Galaxy Digital Inc Class A				(719,300)	(25,182,693)	4,970,363
					(38,243,911)	4,778,680
Financial Services - (22.1)%
Mastercard Inc Class A				(17,600)	(9,715,024)	190,432
Euronet Worldwide Inc (1)				(59,000)	(4,475,740)	573,480
					(14,190,764)	763,912
Banks - 13.6%
Citigroup Inc				(325,000)	(32,899,750)	(471,250)
Consumer Finance - (9.3)%
Upstart Holdings Inc (1)				(91,000)	(4,324,320)	323,050
TOTAL FINANCIALS					(89,658,745)	5,394,392
Industrials - 11.4%
Aerospace & Defense - 121.1%
Axon Enterprise Inc (1)				(48,000)	(35,147,040)	(4,187,520)
Electrical Equipment - (34.0)%
Enovix Corp Class B (1)				(979,900)	(11,749,001)	1,175,880
Construction & Engineering - (69.4)%
Granite Construction Inc				(687,200)	(70,719,752)	2,398,328
Ground Transportation - 2.3%
Uber Technologies Inc (1)				(40,800)	(3,937,200)	(80,784)
Machinery - (8.6)%
Greenbrier Cos Inc/The				(186,300)	(7,781,751)	295,841
TOTAL INDUSTRIALS					(129,334,744)	(398,255)
Consumer Discretionary - (271.4)%
Hotels, Restaurants & Leisure - (6.4)%
Cheesecake Factory Inc/The				(62,900)	(3,132,420)	290,598
Expedia Group Inc Class A				(20,000)	(4,400,000)	(68,147)
					(7,532,420)	222,451
Diversified Consumer Services - (266.1)%
Stride Inc (1)				(117,600)	(8,001,504)	9,197,496
Automobiles - 1.1%
Rivian Automotive Inc Class A (1)				(239,700)	(3,252,729)	(38,352)
TOTAL CONSUMER DISCRETIONARY					(18,786,653)	9,381,595
Information Technology - 336.5%
Semiconductors & Semiconductor Equipment - 144.6%
NVIDIA Corp				(160,000)	(32,398,400)	(3,625,600)
Broadcom Inc				(75,000)	(27,722,250)	(1,372,500)
					(60,120,650)	(4,998,100)
Electronic Equipment, Instruments & Components - 41.8%
Advanced Energy Industries Inc				(73,400)	(14,880,382)	(838,024)
Vishay Intertechnology Inc				(165,100)	(2,803,398)	(1,651)
OSI Systems Inc (1)				(34,200)	(9,523,332)	(610,140)
					(27,207,112)	(1,449,815)
Software - 13.0%
InterDigital Inc				(174,300)	(63,089,628)	475,839
Microsoft Corp				(24,000)	(12,427,440)	(105,120)
Oracle Corp				(25,900)	(6,801,599)	1,062,159
BlackLine Inc (1)				(88,000)	(5,038,000)	(676,720)
Aurora Innovation Inc Class A (1)				(1,164,700)	(6,103,028)	291,175
Workiva Inc Class A (1)				(6,000)	(510,060)	7,620
Tyler Technologies Inc (1)				(14,500)	(6,905,770)	373,955
Box Inc Class A (1)				(104,100)	(3,340,569)	66,624
Core Scientific Inc (1)				(860,000)	(18,524,400)	(1,376,000)
Nutanix Inc Class A (1)				(170,000)	(12,110,800)	(567,800)
					(134,851,294)	(448,268)
Technology Hardware, Storage & Peripherals - 135.7%
Apple Inc				(84,000)	(22,711,080)	(1,766,520)
Western Digital Corp				(89,600)	(13,458,816)	(2,667,392)
Seagate Technology Holdings PLC				(7,000)	(1,791,160)	(255,500)
					(37,961,056)	(4,689,412)
IT Services - 1.4%
Akamai Technologies Inc (1)				(35,000)	(2,628,500)	(50,050)
TOTAL INFORMATION TECHNOLOGY					(262,768,612)	(11,635,645)
TOTAL UNITED STATES					(626,681,312)	2,175,962
ISRAEL -(21.3)%
Consumer Staples - (21.7)%
Personal Care Products - (21.7)%
Oddity Tech Ltd Class A (1)				(126,000)	(5,701,500)	748,440
TOTAL CONSUMER STAPLES					(5,701,500)	748,440
Information Technology - 0.4%
Software - 0.4%
Nice Ltd ADR (1)				(1,900)	(259,654)	(15,466)
TOTAL INFORMATION TECHNOLOGY					(259,654)	(15,466)
TOTAL ISRAEL					(5,961,154)	732,974
INDIA -(23.8)%
Consumer Discretionary - (23.8)%
Hotels, Restaurants & Leisure - (23.8)%
MakeMyTrip Ltd (1)				(79,100)	(6,328,000)	822,640
TOTAL CONSUMER DISCRETIONARY					(6,328,000)	822,640
TOTAL INDIA					(6,328,000)	822,640
TOTAL COMMON STOCKS					(656,654,749)	6,854,392
TOTAL SHORT					(693,792,781)	6,884,848

TOTAL SWAP COMPONENTS					(134,996,690)	(5,236,830)

(1) Non-income producing.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3) Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $148,126,224 or 17.1% of net assets.

(c)	Zero coupon bond which is issued at a discount.
(d)	Principal Only Strips represent the right to receive the monthly principal payments.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $213,318,973.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,703,407.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,939,811	583,481,903	527,812,571	896,059	(1,162)	-	57,607,981	57,596,462	0.1%
Total	1,939,811	583,481,903	527,812,571	896,059	(1,162)	-	57,607,981

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations and Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index  interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Total Return Swaps: Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its market exposure.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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